Accrued Expenses and Other Payables	12 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables

Note 9 — Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Accrued employee compensation and benefits	$17,813	$183,158	$23,404
Accrued professional fees	83,829	129,709	16,574
Customer advance payable to third party vendors or government agencies	13,255	83,999	10,733
Refundable customer deposits	137,678	104,059	13,297
Others	44,910	18,882	2,413
Total	$297,485	$519,807	$66,421

Refundable customer deposits represent retainers received from our clients and are refundable to our clients if our clients request cancellations of our engagements prior to the commencement of our services.